STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIENCY) - USD ($)	Class A Restricted Common Stock	Class B stock Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Jul. 08, 2019	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Jul. 08, 2019	0	0
Increase (decrease) in stock holders equity
Issuance of Class B Shares to Sponsor upon organization		$ 10			10
Issuance of Class B Shares to Sponsor upon organization (in shares)		1
Issuance of Class B Shares		$ 24,990			24,990
Issuance of Class B Shares (in shares)		10,062,499
Issuance of Class A Restricted Voting Units in initial public offering, net of underwriting costs			329,622,961		329,622,961
Issuance of Class A Restricted Voting Units in initial public offering, net of underwriting costs (in shares)	35,000,000
Issuance of Class A Restricted Voting Units in over-allotment option			10,000,000		10,000,000
Issuance of Class A Restricted Voting Units in over-allotment option (in shares)	1,000,000
Issuance of warrants			12,000,000		12,000,000
Initial shares subject to possible redemption and dividend accretion			(351,622,961)	(8,377,039)	(360,000,000)
Initial shares subject to possible redemption and dividend accretion (in shares)	(36,000,000)
Forfeiture of Class B Shares		(1,062,500)
Change in value of common stock subject to possible redemption				(1,646,410)	(1,646,410)
Net loss				1,024,608	1,024,608
Balance at the end at Dec. 31, 2019	$ 0	$ 25,000	0	(8,998,841)	(8,973,841)
Balance at the end (in shares) at Dec. 31, 2019	0	9,000,000
Increase (decrease) in stock holders equity
Change in value of common stock subject to possible redemption				(1,665,842)	(1,665,842)
Net loss				(121,072)	(121,072)
Balance at the end at Dec. 31, 2020	$ 0	$ 25,000	$ 0	$ (10,785,755)	$ (10,760,755)
Balance at the end (in shares) at Dec. 31, 2020	0	9,000,000